                              SEPARATE ACCOUNT VA-K
            (DELAWARE MEDALLION III AND DELAWARE MEDALLION I AND II)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 1999


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Under FEDERAL TAX CONSIDERATIONS, D. Provisions Applicable to Qualified Employer Plans, the following is added as the first paragraph:

Federal income taxation of assets held inside a qualified retirement plan and of earnings on those assets is deferred until distribution of plan benefits begins. As such, it is not necessary to purchase a variable annuity contract solely to obtain its tax deferral feature. However, other features offered under this Contract and described in this Prospectus - such as the minimum guaranteed death benefit, the guaranteed fixed annuity rates and the wide variety of investment options - may make this Contract a suitable investment for your qualified retirement plan.


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SUPPLEMENT DATED DECEMBER 6, 1999